Intangible assets (Details) - Schedule of future amortization expense of the intangible assets - Amortization expenses [Member] $ in Thousands	Dec. 31, 2022 USD ($)
Schedule of Future Amortization Expense of the Intangible Assets [Abstract]
2022	$ 2,080
2023	883
2024	792
2025	576
2026	191
Total	$ 4,522